Submission	Dec. 23, 2025
Submission [Line Items]
Central Index Key	0002102580
Registrant Name	GCM Grosvenor Private Equity Capital Opportunities Fund
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A